Equity	12 Months Ended
Dec. 31, 2022
Vivid Seats Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity
16. EQUITY
For periods prior to the Merger Transaction, Hoya Intermediate had Senior Preferred Units, Preferred Units, and Common Units, described below, authorized, issued and outstanding. As described in Note 1,
Background, Description of Business and Basis of Presentation
, on October 18, 2021, we consummated a series of merger transactions between Horizon, VSI, and Hoya Intermediate. Subsequent to the Merger Transaction, we have two classes of common stock authorized and issued by VSI: Class A common stock and Class B common stock.
Hoya Intermediate Senior Preferred Units, Preferred Units, and Common Units
Prior to the Merger Transaction, Hoya Intermediate had authorized and issued 100 units of Redeemable Senior Preferred Units, 100 units of Redeemable Preferred Units and 100 common units. In connection with the Merger Transaction, the Senior Preferred Units and the Preferred Units were redeemed and no longer remain outstanding.
As of December 31, 2022, 196,268,297 Intermediate Units are outstanding. VSI holds 40.5% of the outstanding Intermediate Units as of December 31, 2022, with the remainder held by Hoya Topco.
VSI Class A Common Stock
Holders of Class A common stock are entitled to full economic rights in VSI, including the right to receive dividends when and if declared by our Board, subject to any statutory or contractual restrictions on the payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding preferred stock. Each holder of Class A common stock is entitled to one vote for each share of Class A common stock held.

VSI Class B Common Stock
Holders of Class B common stock do not have economic rights in VSI but are entitled to one vote for each share of Class B common stock held. Holders of Class B common stock receive one Intermediate Unit for each Class B share (see Note 15, Redeemable Noncontrolling Interest). Holders of Class A common stock and Class B common stock vote as a single class on all matters requiring a shareholder vote. Following the Merger Transaction, the quantity of Class A common stock and Class B common stock outstanding net of treasury stock is equal to the quantity of Intermediate Units outstanding.